CITY NATIONAL ROCHDALE FUNDS

CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND

Class N (RIMOX)

Supplement dated December 6, 2021, to the

Summary Prospectus dated January 31, 2021, as amended and restated October 15, 2021,

the Prospectus dated January 31, 2021, as amended and restated October 15, 2021,

and the Statement of Additional Information dated January 31, 2021, as amended and restated October 15, 2021.

T. Rowe Price Associates, Inc. is added as a sub-adviser to the Fund in the section titled "Sub-Advisers" on page 7 of the Summary Prospectus and page 47 of the Prospectus.

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The section titled "more about the funds – More about the Bond Funds – More about the Fixed Income Opportunities Fund" on page 59 of the Prospectus is deleted in its entirety and replaced with the following:

The Adviser serves as the Fixed Income Opportunities Fund's primary investment adviser and retains the authority to manage the Fund's assets. The Adviser has, however, engaged nine sub-advisers, Alcentra Limited ("Alcentra,"), Alcentra NY, LLC ("Alcentra NY"), AllFinancial Partners II, LLC ("AllFinancial"), Ashmore Investment Management Limited ("Ashmore"), Federated Investment Management Company ("Federated"), GML Capital LLP ("GML"), Seix Investment Advisors LLC ("Seix"), and T. Rowe Price Associates, Inc. ("T. Rowe Price," and together with Alcentra, Alcentra NY, AllFinancial, Ashmore, Federated, GML and Seix, the "Fixed Income Opportunities Fund Sub-advisers") to make day-to-day investment decisions for portions of the Fund and, in particular, to manage the Fund's investments in high yield securities, bank loans, CLOs, CEFs, life insurance policies and related instruments. The Adviser is responsible for overseeing and monitoring the Fixed Income Opportunities Fund sub-advisers.

The investment selection process followed by each of Alcentra, Alcentra NY, Ashmore, Federated, GML, Seix, and T. Rowe Price, and information regarding AllFinancial's role with respect to the Fixed Income Opportunities Fund's investments in Policies, is summarized below.

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The following is added to the section titled "more about the funds – More about the Bond Funds – More about the Fixed Income Opportunities Fund" immediately after "The Seix Investment Selection Process" on page 61 of the Prospectus:

THE T. ROWE PRICE INVESTMENT SELECTION PROCESS

T. Rowe Price is responsible for a portion of the Fixed Income Opportunities Fund's investments in high yield emerging market securities. T. Rowe Price focuses its investments on bonds issued by corporate issuers that are located or listed in, or conduct the predominant part of their business activities in, the emerging market countries of Latin America, Asia, Europe, Africa, and the Middle East. Security selection relies heavily on research, which analyzes political and economic trends as well as the creditworthiness of particular issuers. This in-depth analysis seeks to identify shifts in country fundamentals, and considers the risk adjusted attractiveness of various emerging market countries.

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The last paragraph of the section titled "The Funds" beginning on page 2 of the Statement of Additional Information is deleted in its entirety and replaced with the following:

As the investment adviser to the Fixed Income Opportunities Fund, City National Rochdale allocates portions of the Fund's assets among one or more of Alcentra Limited ("Alcentra"), Alcentra NY, LLC ("Alcentra NY"), AllFinancial Partners II, LLC ("AllFinancial"), Ashmore Investment Management Limited ("Ashmore"), Federated Investment Management Company ("Federated"), GML Capital LLP ("GML"), Seix Investment Advisors LLC ("Seix"), and T. Rowe Price Associates, Inc. ("T. Rowe Price") (each a "Sub-Adviser" and collectively the "Sub-Advisers"), respectively. Each of the Sub-Advisers serves as a sub-adviser to the Fund, as described more fully below.

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The first paragraph of the section titled "Sub-Advisers – The Fixed Income Opportunities Fund" on page 77 of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Each of Alcentra, Alcentra NY, AllFinancial, Ashmore, Federated, GML, Seix, and T. Rowe Price serves as a sub-adviser of the Fixed Income Opportunities Fund pursuant to one or more sub-advisory agreements (collectively, the "Sub-Advisory Agreements") with the Adviser. Federated, GML and Seix have served as sub- advisers to the Fixed Income Opportunities Fund since the reorganization of its Rochdale Predecessor Fund into the Fixed Income Opportunities Fund on March 29, 2013. Alcentra has served as sub-adviser to the Fixed Income Opportunities Fund since March 2014. AllFinancial and Ashmore have served as sub-advisers to the Fixed Income Opportunities Fund since June 2014. Alcentra NY has served as sub-adviser to the Fixed Income Opportunities Fund since December 2017. T. Rowe Price has served as sub-adviser to the Fixed Income Opportunities Fund since December 2021.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.